S-K 1602(a)(3) Forepart, Sponsor Compensation	Oct. 17, 2025 USD ($) $ / shares shares
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	100,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.007
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,593,750
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.007
Over-allotment Option Not Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	468,750
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	225,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,250,000
Loan [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	250,000
Working Capital Loans [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10